Cover	Apr. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41213
Entity Registrant Name	Industrial Tech Acquisitions II, Inc.
Entity Central Index Key	0001841586
Entity Tax Identification Number	85-1213962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5090 Richmond Ave
Entity Address, Address Line Two	Suite 319
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	599-1300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	ITAQU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ITAQ
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	ITAQW
Security Exchange Name	NASDAQ